Organization and Nature of Operations (Details Narrative) - USD ($)			12 Months Ended
	Aug. 20, 2015	Jun. 22, 2015	Dec. 31, 2016	Dec. 31, 2015	Nov. 02, 2016	Aug. 19, 2016	Aug. 12, 2015
Capital stock, shares authorized							520,000,000
Common stock, shares authorized							500,000,000
Common stock, par value			$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, par value			$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized			20,000,000	20,000,000			20,000,000
Ownership interest			50.00%			50.00%
Acquisition percentage of issued and outstanding			50.00%
Net loss			$ 2,013,632	$ 990,396
Net cash used in operating activities			1,544,003	851,841
Accumulated deficit			3,142,851	1,129,219
Revenues
Vitel Stockholders [Member]
Acquisition percentage of issued and outstanding					100.00%
Series A Preferred Stock [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000		1,000,000	1,000,000
Preferred stock shares designating	1,000,000
Stock holder voting rights	Each holder of Series A Preferred Stock shall be entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of Common Stock as set forth in the Certificate of Designation) for taking any corporate action.
ONC Shareholders [Member] | Series A Preferred Stock [Member]
Number of stock exchange for shares		1,000,000
Percentage of outstanding preferred stock		100.00%
Share Exchange Agreement [Member] | ONC Shareholders [Member]
Percentage of acquired of common stock shares issued and outstanding		100.00%
Number of stock exchange for shares		47,000,000
Percentage of outstanding common stock		91.30%
Reverse stock split		1-for-139.2328 reverse stock split
Number of share reduction of issued and outstanding share of prior to exchange shares		4,493,390